Significant Accounting Policies - Useful Lives of Assets (Table) (Details)	12 Months Ended
Dec. 31, 2023
Dry port terminals [member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of the assets	5 years
Dry port terminals [member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of the assets	49 years
Oil storage, plant and port facilities for liquid cargoes [member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of the assets	5 years
Oil storage, plant and port facilities for liquid cargoes [member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of the assets	20 years
Other fixed assets [member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of the assets	5 years
Other fixed assets [member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of the assets	10 years